Sep. 28, 2017

BLACKROCK FUNDS II

BlackRock Multi-Asset Income Portfolio

(the “Fund”)

Supplement dated September 28, 2017 to the

Summary Prospectuses, Prospectuses and Statements of Additional Information, dated November 28, 2016 or February 3, 2017, as supplemented to date

The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and Statements of Additional Information, as applicable:

The last paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Multi-Asset Income Portfolio — Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Multi-Asset Income Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety.

The section of each Summary Prospectus entitled “Key Facts About BlackRock Multi-Asset Income Portfolio — Principal Risks of Investing in the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Multi-Asset Income Portfolio — Principal Risks of Investing in the Fund” are amended to delete “Non-Diversification Risk.”